Income Tax Disclosure: Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Details
U.S. statutory federal rate	21.00%	21.00%
State income tax rate, net of federal benefit	6.00%	6.00%
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance	(27.00%)	(27.00%)
Effective tax rate	0.00%	0.00%